Intangible Assets, Net - Additional Information (Detail) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2023 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥) AssetGroup
Finite-Lived Intangible Assets [Line Items]
Amortization Expense for Intangible Assets		¥ 156	$ 21	¥ 1,901	¥ 59,992
Number Of Intangible Asset Groups | AssetGroup					2
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]					Goodwill and Intangible Asset Impairment
Impairment of intangible assets	¥ 9,945	¥ 0		9,945	¥ 21,233
Customer Relationships
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				7,905	17,033
Technology
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets				¥ 2,040	¥ 4,200